Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (110,344)	$ 7,511
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	23,853	21,244
Impairments	124,845
Derivative Contracts:
Total derivative losses	4,951	19,761
Cash payments to settle derivatives	(3,641)	(4,858)
Non-cash interest expense	1,049	1,040
Non-cash unit-based compensation	2,038	821
Equity earnings, net of distributions received	(741)	3,160
Other	(647)	(147)
Changes in operating assets and liabilities
Accounts receivable	11,814	(1,795)
Accounts payable and accrued liabilities	(8,892)	8,421
Deferred income	760	(147)
Other assets and liabilities	122	(203)
Net cash provided by operating activities	45,167	54,808
Cash flows from investing activities
Acquisitions	(196)	(95,216)
Additions to property, plant and equipment	(75,373)	(37,451)
Other	(6,290)	1,007
Net cash used in investing activities	(81,859)	(131,660)
Cash flows from financing activities
Distributions to partners	(40,418)	(30,633)
Proceeds from borrowings	86,000	120,000
Repayments of borrowings	(10,000)	(13,000)
Cash paid for merger		(1,004)
Net cash provided by financing activities	35,582	75,363
Net decrease in cash and cash equivalents	(1,110)	(1,489)
Cash and cash equivalents-beginning of period	8,640	15,964
Cash and cash equivalents-end of period	7,530	14,475
Supplemental disclosure:
Cash paid for interest	4,694	5,616
Noncash investing activities:
Other liabilities related to acquisitions		$ 2,060